PROPERTY	3 Months Ended
Jan. 31, 2016
Notes to Financial Statements
Note 4 - PROPERTY	The Company's principal offices are located at 1 Kalnu iela, Malta, LV-4630 Latvia. The property was purchased on October 30, 2014 for $7,915.